Personnel expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Wages and salaries	R$ 7,087,141	R$ 6,640,403	R$ 6,311,240
Social security costs	1,692,382	1,654,056	1,431,129
Benefits	1,753,478	1,659,195	1,602,744
Defined benefit pension plans (note 21)	6,280	3,867	6,447
Contributions to defined contribution pension plans	215,685	180,926	128,091
Share-based compensation	294,088	163,695	39,876
Training	68,043	61,686	59,832
Other personnel expenses	480,899	450,098	317,636
Total	R$ 11,597,996	R$ 10,813,926	R$ 9,896,995